Accounts payable (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Detailed Information About Accounts Payable [Abstract]
Schedule of Accounts Payable

	December 31, 2020		December 31, 2021		December 31, 2022
Suppliers	Ps.	952,912	Ps.	2,734,704	Ps.	1,894,474
Others suppliers		56,353		119,024		90,021
Interest payable		90,759		127,905		288,457
Direct employee benefits		88,567		91,983		108,987
Others		5,759		73,928		90,352
Total	Ps.	1,194,350	Ps.	3,147,544	Ps.	2,472,291